Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions
Schedule of related party debt
	June 30,	December 31,
Related Party	2024	2023
A	$839,377	$897,197
B	411,880	411,880
	$1,251,257	$1,309,077

Schedule of expenses to related parties and their nature
	Three months ended
	June 30,
Related Party	2024	2023	Nature of Transaction	Financial Statement Line Item
D	$24,800	$47,200	Cash paid for consulting fees	Professional fees - related party
D	$6,200	$11,800	Cash paid for consulting and advisory fees	Cost of revenue
E	$40,410	$37,165	Cash paid for management fee	Professional fees - related party
E	$19,590	$2,835	Cash paid for royalty and sales commissions	Cost of revenue
	Six Months Ended
	June 30,
Related Party	2024	2023	Nature of transaction	Financial Statement Line Item
C	$25,000	$-	Cash paid for management fee	General and administration
D	$41,600	$83,200	Cash paid for consulting fees	Professional fees - related party
D	$10,400	$20,800	Cash paid for consulting and advisory fees	Cost of revenue
E	$69,264	$73,635	Cash paid for management fee	Professional fees - related party
E	$62,736	$6,365	Cash paid for royalty and sales commissions	Cost of revenue
F	$214,950	$-	250,000 shares of common stock issued for advisory fee	Professional fees - related party
G	$429,900	$-	500,000 shares of common stock issued for advisory fee	Professional fees - related party
H	$128,970	$-	150,000 shares of common stock issued for advisory fee	Professional fees - related party
I	$214,950	$-	250,000 shares of common stock issued for advisory fee	Professional fees - related party
J	$348,000	$-	20,000 shares of Series C preferred stock for advisory fee	Professional fees - related party
K	$85,980	$-	100,000 shares of common stock issued for advisory fee	Professional fees - related party

Summary of related parties that had material transactions
Related Party	Nature of Relationship to the Company
A	An Ohio Corporation – a significant shareholder
B	Owner of related party A
C	Chief Executive Officer (CEO) of the Company
D	A California Corporation owned by related party E
E	Significant shareholder
F	MFB Ohio board advisor
G	MFB Ohio board advisor
H	MFB Ohio board advisor
I	MFB Ohio board advisor
J	MFB Ohio board advisor
K	MFB Ohio board advisor